UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EVA Advisers LLC
Address: 120 Fifth Avenue, Suite 600
         New York, NY 10011

13F File Number:  28-13654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Eleanor L Thomas
Title:   Authorized Signatory and Power of Attorney
Phone:   212-514-4983
Signature, Place, and Date of Signing:

Eleanor L Thomas   New York, NY   March 9, 2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  75031



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3m Co	                       COM	        88579Y101      341     3651 SH	     SOLE		      3651
Activision Blizzard Inc	       COM	        00507V109      233    21284 SH	     SOLE		     21284
Advanced battery technologie   COM	        00752H102      110    56718 SH	     SOLE		     56718
Apache Corp	               COM	        00185E106      192    32015 SH	     SOLE		     32015
Apple Computer, Inc	       COM	        037833100      584     1677 SH	     SOLE	       	      1677
AT&T Inc	               COM	        00206R102      422    13788 SH	     SOLE		     13788
Banco LatinoAmericano Exp-E    COM	        P16994132      386    22090 SH	     SOLE		     22090
Bank of America Corporation    COM	        060505104      276    20739 SH	     SOLE		     20739
Chevron Corporation	       COM	        166764100      457     4256 SH	     SOLE		      4256
Cisco Systems Inc	       COM	        17275R102      287    16754 SH	     SOLE		     16754
Citigroup Inc	               COM	        172967101      245    55355 SH	     SOLE		     55355
Continucare Corp	       COM	        212172100      121    22593 SH	     SOLE	             22593
Core Labratories N.V.          COM	        N22717107      241     2363 SH	     SOLE	  	      2363
Cryolite Inc	               COM	        228903100      144    23537 SH	     SOLE		     23537
Cubic Corp	               COM	        229669106      203     3522 SH	     SOLE		      3522
Deckers Outdoor Corp	       COM	        243537107      233     2699 SH	     SOLE		      2699
Exxon Mobil Corp	       COM	        30231G102     1110    13191 SH	     SOLE		     13191
First Community Bancshares     COM	        31983A103      289    20411 SH	     SOLE		     20411
First Financial Bancorp	       COM	        320209109      211    12659 SH	     SOLE		     12659
FMC Corp	               COM	        302491303      205     2418 SH	     SOLE		      2418
Force Protection Inc	       COM	        345203202	52    10528 SH	     SOLE		     10528
Fulton Financial Corp	       COM	        360271100      446    40148 SH	     SOLE		     40148
General Electric Company       COM	        369604103      471    23476 SH	     SOLE		     23476
Google Inc.	               COM	        38259P508      371      632 SH	     SOLE		       632
GP Strategies Corp	       COM	        36225V104      248    18228 SH	     SOLE		     18228
GSI Technology Inc	       COM	        36241U106      130    14323 SH	     SOLE		     14323
Hackett Group Inc/The	       COM	        404609109       49    12690 SH	     SOLE		     12690
Harris Corp.	               COM	        413875105      209     4208 SH	     SOLE		      4208
Hershey Co/The	               COM	        427866108      323     5936 SH	     SOLE		      5936
Hudson City Bancorp, Inc.      COM	        443683107      413    42642 SH	     SOLE		     42642
Intel Corporation	       COM	        458140100      431    21363 SH	     SOLE		     21363
Johnson & Johnson	       COM	        478160104      417     7042 SH	     SOLE		      7042
Jos A Bank Clothiers Inc       COM	        480838101      219     4297 SH	     SOLE		      4297
Jpmorgan Chase & Co	       COM	        46625H100      295     6408 SH	     SOLE		      6408
Kraft Foods  Inc-A	       COM	        50075N104      221     7053 SH	     SOLE		      7053
Lakeland Financial Corp.       COM	        511656100      326    14384 SH	     SOLE		     14384
Lifetime Brands Inc	       COM	        53222Q103      189    12584 SH	     SOLE		     12584
Local.com Corp.    	       COM	        53954R105      162    41753 SH	     SOLE	             41753
Marvell Technology Group Ltd   COM	        G5876H105      244    15706 SH	     SOLE		     15706
Medtronic Inc	               COM	        585055106      304     7714 SH	     SOLE		      7714
Microsoft	               COM	        594918104      875    34444 SH	     SOLE		     34444
Multimedia Games Inc.          COM	        625453105       99    17279 SH	     SOLE		     17279
Nasdaq Stock Market	       COM	        631103108      307    11879 SH	     SOLE		     11879
NIKE Inc	               COM	        654106103      327     4326 SH	     SOLE		      4326
Oracle Corp	               COM	        68389X105      228     6821 SH	     SOLE		      6821
Orion Marine Group Inc	       DEP REC	        68628V308      250    23298 SH	     SOLE		     23298
Oshkosh Truck Corporation      COM	        688239201      231     6519 SH	     SOLE		      6519
Pfizer Inc	               COM	        717081103      284    13991 SH	     SOLE		     13991
Philip Morris Interntl Inc     COM	        718172109      375     5710 SH	     SOLE		      5710
Piper Jaffray Cos	       COM	        724078100      236     5693 SH	     SOLE		      5693
Power-One Inc	               COM	        73930R102      197    22484 SH	     SOLE		     22484
Raytheon Company	       COM	        755111507      326     6407 SH	     SOLE		      6407
Rigel Pharmaceuticals Inc      COM	        766559603      154    21689 SH	     SOLE		     21689
School Specialty Inc	       COM	        807863105      167    11660 SH	     SOLE		     11660
Smart Modular Technologies     COM	        G82245104      263    33951 SH	     SOLE		     33951
Smith Micro Software Inc       COM	        832154108      142    15223 SH	     SOLE		     15223
Spartan Motors Inc	       COM	        846819100      112    16283 SH	     SOLE	 	     16283
Stryker Corp	               COM	        863667101      209     3437 SH	     SOLE		      3437
Supergen Inc	               COM	        868059106      168    54261 SH	     SOLE		     54261
Tellabs Inc	               COM	        879664100      194    37105 SH	     SOLE		     37105
TICC CAPITAL CORP USD 0.01     COM	        87244T109      220    20260 SH	     SOLE		     20260
Time Warner Inc.	       COM	        887317303      235     6580 SH	     SOLE		      6580
Tower Group Inc.	       COM	        891777104      324    13485 SH	     SOLE		     13485
Unitedhealth Group Incorp      COM	        91324P102      269     5942 SH	     SOLE		      5942
Utilities Selct Sectr SPDR Fnd ETF	        81369Y886      905    28412 SH	     SOLE		     28412
Verizon Communications Inc     COM	        92343V104      216     5600 SH	     SOLE		      5600
Wells Fargo & Co	       COM	        949746101      229     7214 SH	     SOLE		      7214
Werner Enterprises Inc	       COM	        950755108      237     8960 SH	     SOLE		      8960
Global Partners LP	       FND	        37946R109     3092   118925 SH	     SOLE		    118925
Plains All Amern PIPL LP       FND	        726503105    52350   821436 SH	     SOLE		    821436



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